Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Lessee Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
Aggregate future minimum lease payments required under the operating leases at June 30, 2021 are as follows (in thousands):

As of June 30, 2021	Amount
2021 (remaining six months)	$2,607
2022	4,737
2023	4,126
2024	3,396
2025	720
2026 and thereafter	3,801

Total minimum future lease payments, operating leases	$19,387

Aggregate future minimum lease payments required under the operating leases at December 31, 2020 are as follows (in thousands):

Years ending December 31,	Amount
2021	$4,638
2022	4,182
2023	3,795
2024	3,235
2025	578
2026 and thereafter	3,731

Total minimum future lease payments, operating leases	$20,159

Schedule of Future Minimum Lease Payments for Capital Leases
Aggregate future minimum principal lease payments under the capital leases at June 30, 2021 are as follows (in thousands):

As of June 30, 2021	Amount
2021 (remaining six months)	564
2022	709
2023	248
2024	183
2025	110
2026 and thereafter	130

Total payments	1,944
Less current portion	(415)

Noncurrent portion	$1,529

Aggregate future minimum principal lease payments under the capital leases at December 31, 2020 are as follows (in thousands):

Years ending December 31,	Amount
2021	$792
2022	586
2023	72
2024	3

Total payments	1,453
Less current portion	(792)

Noncurrent portion	$661